UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6041

                       Central Europe & Russia Fund, Inc.
                       ----------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                                 Bruce Rosenblum
                                One South Street
                               Baltimore, MD 21202
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 895-3883
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- July 31, 2004 (unaudited)

         Shares               Description                        Value
         ------               -----------                      -------
Investments in Russian Securities--44.3%
         Common Stocks--41.8%
         Crude Petroleum and Natural Gas--13.0%
         820,000           Surgutneftegaz (ADR)                 $ 27,593,000
         270,000           Yukos (ADR)                             4,252,500
                                                              --------------
                                                                  31,845,500

         Crude Petroleum Pipelines--0.4%
         38,000                     Sibneft (ADR)                    959,500
                                                             ---------------

         Electric & Other Services Combined--2.2%
         218,000           Unified Energy Systems (GDR)           5,319,200
                                                             --------------

         Electric Services--0.7%
         200,000           Mosenergo (ADR)                        1,680,000
                                                             --------------

         Investors--0.3%
         52,000           Vostok Nafta Investment (SDR)*            663,890
                                                            ---------------

         Miscellaneous Metal Ores--6.2%
         295,000           JSC MMC Norilsk Nickel (ADR)          15,104,000
                                                              -------------

         Natural Gas Transmission & Distribution--2.9%
         240,000           OAO Gazprom (ADR)                      7,080,000
                                                             ---------------

         Petroleum Refining--13.5%
         304,500           Lukoil (ADR)                          33,190,500
                                                             --------------

         RadioTelephone Communications--0.1%
         3,500             Vimpel Communications (ADR)*             306,250
                                                           ----------------

         Telegraph & Other Message Communication--0.9%
         200,000           Rostelecom (ADR)                       2,220,000
                                                            ---------------

         Telephone & Telegraph Apparatus--1.6%
         35,000             Mobile Telesystems (GDR)              4,042,500
                                                            ---------------

                               Total Common Stocks
                  (cost $91,610,724)                            102,411,340
                                                             --------------

         Warrants--2.5%
         Pipelines (No Gas)--2.5%
         7,750                Transneft Warrants (expire 4/15/05)*
                              (Cost $7,618,460)                   6,083,986
                                                                  ---------

                  Total Investments in Russian Securities
                  (cost $99,229,184)                            108,495,326
                                                                -----------

Investment in Polish Common Stocks--21.7%
         General Contractors - Residential Build--1.4%
         147,518           Echo Investment*                       3,397,064
                                                                  ---------

         National Commercial Banks--7.8%
         81,746                     Bank Pekao                    2,558,789
         38,000                     Bank Pekao (GDR)+             1,186,360
         320,000           Bank Pekao (GDR)                       9,990,400
         49,539                     Bank Prezemyslowo-Handlowy    5,464,865
                                                           ----------------
                                                                 19,200,414

         Operative Builders--0.2%
         40,842                     Budimex*                        505,738
                                                           ----------------

         Petroleum Refining--4.4%
         661,102           Polski Koncern Naftowy                 5,433,215
         180,000           Polski Koncern Naftowy (GDR)+          2,925,000
         149,500           Polski Koncern Naftowy (GDR)           2,429,375
                                                            ---------------
                                                                 10,787,590

         Primary Smelting and Refining of Copper--1.9%
         597,029           KGHM Polska Miedz*                     4,725,519
                                                            ---------------

         Services-Prepackaged Software--0.6%
         5,275                      Prokom Software*                236,400
         53,758                     Prokom Software (GDR)*        1,198,804
                                                             --------------
                                                                  1,435,204

         Telephone Communications (No RadioTelephone)--3.6%
         1,723,207                  Telekomunikacja Polska         6,914,689
         490,000           Telekomunikacja Polska (GDR)+          1,960,000
                                                           ----------------
                                                                  8,874,689

         Vitreous China Plumbing Fixtures--1.8%
         138,000           Cersanit-Krasnystaw*                   4,300,607
                                                            ---------------

                  Total Investments in Polish Common Stocks
                  (cost $28,024,748)                             53,226,825
                                                             --------------

Investment  in Hungarian Common Stocks--12.4%
         National Commercial Banks--5.1%
         337,400           OTP Bank                               6,994,678
         135,000           OTP Bank (GDR)*                        5,562,000
                                                           ----------------
                                                                 12,556,678
         Petroleum Refining--4.2%
         110,000           Mol Magyar Olaj-ES Gazipari            4,556,561
         141,000           Mol Magyar Olay-ES Gazipari (GDR)      5,781,000
                                                                  ---------
                                                                 10,337,561

         Pharmaceutical Preparations--0.2%
         4,300                      Gedeon Richter (GDR)            425,700
                                                           ----------------

         Telephone Communications (No RadioTelephone)--2.9%
         349,804           Matav                                  1,411,544
         273,000           Matav (ADR)                            5,539,170
                                                            ---------------
                                                                  6,950,714

                  Total Investments in Hungarian Common Stocks
                  (cost $12,741,984)                             30,270,653
                                                             --------------

Investment in Czech Republic Common Stocks--8.2%
         Cigarettes--0.6%
         2,384                      Philip Morris                 1,403,795
                                                            ---------------

         Drugs--0.5%
         60,000                     Zentiva                       1,194,058
                                                            ---------------

         Electric Services--1.9%
         600,000           Ceske Energeticke Zavody               4,524,853
                                                            ---------------

         National Commercial Banks--2.8%
         4,500                      Komercni Banka                  462,940
         189,996           Komercni Banka (GDR)                   6,459,864
                                                            ---------------
                                                                  6,922,804

         Telephone Communications (No RadioTelephone)--2.4%
         496,000           Cesky Telecom                          5,969,758
                                                            ---------------

                  Total Investments in Czech Republic Common Stocks
                  (cost $8,999,050)                              20,015,268
                                                             --------------

Investment in Austrian Common Stock--2.3%
         National Commercial Banks--2.3%
         146,740           Erste Bank Der Oester Spark
         (Cost $2,753,678)                                        5,724,269
                                                            ---------------
Investment in Turkish Common Stocks--8.1%
         Communications Services--1.6%
         934,921,348                Turkcell Iletisim Hizmetleri  3,825,109
                                                           ----------------

         Computer Programming Services--1.2%
         725,000,000                Beko Electronik*              2,892,090
                                                           ----------------

         Flat Glass--0.2%
         218,568,000                Trakya Cam Sanayii              536,546
                                                           ----------------

         Functions Related to Deposit Banking--0.3%
         200,000,000                Turkiye Is Bankasi              770,542
                                                           ----------------

         Miscellaneous Food Stores--0.8%
         356,566,000                Migros Turk Tas               1,908,655
                                                            ---------------

         National Commercial Banks--2.3%
         937,500,000                Akbank                        3,867,628
         1,500,000,000              Finansbank*                   1,708,155
                                                            ---------------
                                                                  5,575,783

         Offices-Holdings Companies--0.9%
         650,000,000                Dogan Yayin Holding*         2,216,162
                                                           ---------------

         Radio, TV Broadcasting, and Communication Equipment--0.8%
         600,000,000                Vestel Electronic Sanayi*     1,994,544
                                                            ---------------

                  Total Investments in Turkish Common Stocks
                  (cost $23,928,193)                             19,719,431
                                                             --------------


         Total Investments--97.0%
         (cost $175,676,837)                                  $ 237,451,772
         Cash and other assets in excess of liabilities--3.0%     7,348,900
                                                           ----------------
         Net Assets--100.0%                                   $ 244,800,672
                                                              -------------



* Non-income producing security.
+144A -- Restricted to resale to institutional investors only.
Key
   ADR -- American Depository Receipt
   GDR -- Global Depository Receipt
   SDR -- Swedish Depository Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Central Europe & Russia Fund, Inc.


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The Central Europe & Russia Fund, Inc.


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004